Financial Risk Management - Additional Information (Details) € in Millions, ¥ in Millions, kr in Millions		1 Months Ended					12 Months Ended
	Mar. 28, 2022 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 SEK (kr)	Oct. 31, 2022	Nov. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 EUR (€)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SEK (kr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 EUR (€)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 SEK (kr)	Dec. 31, 2019 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Currency derivatives | kr								kr 500.0
Fair value of currency derivatives							$ 300,000
Nominal amount of liabilities to credit institutions							4,000,000.0		$ 5,300,000
Short-term investments		$ 0					0		249,937,000
Investments at fair value		0					0
Impairments loss for outstanding trade receivables							0		0
Cash and cash equivalents		82,644,000					82,644,000		295,572,000	$ 105,364,000										$ 10,571,000
Long term financing										$ 88,400,000
Liabilities to credit institutions balance		52,590,000					52,590,000		5,987,000
Short-term credit facility		49,922,000					49,922,000		5,987,000
Undrawn bank overdraft facilities		318,400,000					318,400,000		397,800,000
CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance		0					0
SRCF Agreement and EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance		52,600,000					$ 52,600,000		6,000,000.0
EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Maturity							In October 2022, the EIF Facility was amended to extend the term for another three years, with a maturity date in October 2025.	In October 2022, the EIF Facility was amended to extend the term for another three years, with a maturity date in October 2025.
Liabilities to credit institutions balance		4,000,000.0					$ 4,000,000.0		$ 5,000,000.0			€ 3.8					€ 4.7
Borrowings extended term					3 years
Single External Customer
Disclosure Of Financial Risk Management [Line Items]
Percentage of revenues derived from customer							14.00%	14.00%	14.00%
SRCF Agreement
Disclosure Of Financial Risk Management [Line Items]
Sustainability loan									$ 344,500,000							kr 3,600.0		$ 344,500,000	kr 3,600.0
Option to extend sustainability loan									$ 81,300,000					$ 81,300,000	kr 850.0	kr 850.0		$ 81,300,000	kr 850.0
Amendment fee			$ 900,000	kr 8.9
Utilized loan amount		47,900,000					$ 47,900,000				kr 500.0
SRCF Agreement | Incremental Facility
Disclosure Of Financial Risk Management [Line Items]
Incremental facility commitments amount upon amendment		49,900,000					49,900,000				kr 521.8
Working Capital Credit Facility | CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance			$ 21,600,000										¥ 150
Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Shareholder loan							$ 146,300,000
Liabilities To Credit Institutions And Available Facilities
Disclosure Of Financial Risk Management [Line Items]
Maturity									27 months	18 months
Commodity Price Risk
Disclosure Of Financial Risk Management [Line Items]
Percentage of increase in general commodity cost price to effect commodity cost							5.00%	5.00%	5.00%
Expected increase in commodity cost due to increase in general commodity cost price							$ 11,200,000		$ 10,000,000.0
Bottom of Range
Disclosure Of Financial Risk Management [Line Items]
Percentage of exposure to currency risks							0.00%	0.00%
Percentage of aim of exposure to currency risks							50.00%	50.00%
Bottom of Range | SRCF Agreement
Disclosure Of Financial Risk Management [Line Items]
Minimum raised capital amount	$ 400,000,000					$ 200,000,000
Bottom of Range | SRCF Agreement | Incremental Facility
Disclosure Of Financial Risk Management [Line Items]
Minimum raised capital amount		$ 0
Top of Range
Disclosure Of Financial Risk Management [Line Items]
Percentage of exposure to currency risks							100.00%	100.00%
Percentage of aim of exposure to currency risks							100.00%	100.00%
Top of Range | SRCF Agreement
Disclosure Of Financial Risk Management [Line Items]
Total net leverage ratio	1.00%